UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                             FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment   [ x ]; Amendment number: [ 25 ]
This Amendment (Check only one):  [  ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:        The Southern Fiduciary Group Inc.
Address:     3100 West End Ave., Ste. 1275, Nashville, TN 37203
             P.O. Box 158947, Nashville, TN 37215


Form 13F File Number:  28-2983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701

Signature, Place, and Date of Signing

Ernest Williams III        Nashville, TN    May 15, 2006
   [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  42
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $227,180
LIST OF OTHER INCLUDED MANAGERS:
                                      NONE



      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
                           TITLE OF             VALUE       SHARES/     SH/    INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT     PRN    DSCRETN   MNGERS    SOLE    SHARED    NONE
------------------------------------- -------  --------    ------------------   -----    ------  ---------------------------

Am Retirement Corp            COM    028913101       46841     1828312    SH     SOLE     None    908400     0       919912
Bancorp South                 COM    059692103         288       12000    SH     SOLE     None     12000     0            0
Belo Corp Cl A                COM    080555105        3640      183078    SH     SOLE     None     74916     0       108162
Berkshire Hath Cl B           COM    084670207       24081        7995    SH     SOLE     None      3219     0         4776
Berry Petroleum 'A'           COM    085789105        9005      131558    SH     SOLE     None     51670     0        79888
Cardiac Science               COM    14141A108         402       44077    SH     SOLE     None         0     0        44077
Coca-Cola Co                  COM    191216100         339        8100    SH     SOLE     None      3800     0         4300
Correc Crp of Am              COM    22025Y100        5320      117690    SH     SOLE     None     33200     0        84490
DirecTV Group                 COM    25459L106         328       20000    SH     SOLE     None         0     0        20000
Exxon Mobil Corp              COM    30231G102         268        4400    SH     SOLE     None         0     0         4400
Fairfax Financial Hldg        COM    303901102       18482      172386    SH     SOLE     None     63850     0       108536
Gannett Inc                   COM    364730101        1630       27200    SH     SOLE     None         0     0        27200
General Electric              COM    369604103         651       18724    SH     SOLE     None      2074     0        16650
GTECH Holdings                COM    400518106       21968      645168    SH     SOLE     None    270852     0       374316
HCC Ins Hldgs                 COM    404132102        7842      225359    SH     SOLE     None     84761     0       140598
Interpublic Grp Cos           COM    460690100         287       30000    SH     SOLE     None         0     0        30000
Intl Flavor & Fragrn          COM    459506101         721       21000    SH     SOLE     None      9300     0        11700
Lee Enterprises               COM    523768109        1343       40330    SH     SOLE     None     22030     0        18300
Legacy Hotels                 COM    524919107        4425      623300    SH     SOLE     None    165800     0       457500
Leucadia Natl Corp            COM    527288104        1602       26849    SH     SOLE     None     13200     0        13649
Level 3 Communications        COM    52729N100        4094      790304    SH     SOLE     None    379000     0       411304
Loews Corp                    COM    540424108       12794      126418    SH     SOLE     None     34600     0        91818
McCormick & Co                COM    579780206         508       15000    SH     SOLE     None     15000     0            0
Media General                 COM    584404107         205        4400    SH     SOLE     None      1000     0         3400
Natl Health Investors         COM    63633D104        9677      381002    SH     SOLE     None     86081     0       294921
Natl Health Realty            COM    635905102         606       30425    SH     SOLE     None     21877     0         8548
Natl Healthcare Corp          COM    635906100         943       23521    SH     SOLE     None     21877     0         1644
Overstock.com                 COM    690370101        9083      304600    SH     SOLE     None    111100     0       193500
Pall Corp                     COM    696429307        6070      194600    SH     SOLE     None     56500     0       138100
Pfizer Inc                    COM    717081103         449       18000    SH     SOLE     None         0     0        18000
Proctor & Gamble              COM    742718109        1602       27798    SH     SOLE     None      6045     0        21753
Ryerson Inc                   COM    783755101        1191       44500    SH     SOLE     None      4000     0        40500
Scripps E W Co Cl A           COM    811039106        1658       37090    SH     SOLE     None     23690     0        13400
Service Corp Intl             COM    817565104         476       61000           SOLE     None     26000     0        35000
Syntroleum Corp               COM    871630109       10553     1276036    SH     SOLE     None    494535     0       781501
Tidewater Inc                 COM    886423102       10888      197138    SH     SOLE     None     68400     0       128738
Trustmark Corp                COM    898402102         296        9364    SH     SOLE     None      9364     0            0
Vulcan Materials              COM    929160109        1405       16217    SH     SOLE     None      6617     0         9600
Wal-Mart Stores               COM    931142103         477       10105    SH     SOLE     None         0     0        10105
Washington Post 'B'           COM    939640108         551         709    SH     SOLE     None         0     0          709
Wesco Financial               COM    950817106         654        1639    SH     SOLE     None      1639     0            0
White Mountain Insur          COM    G9618E107        3537        5950    SH     SOLE     None      1200     0         4750

TOTAL                                               227180